UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-09957
                                   811-10179

Name of Fund:  Mercury Basic Value Fund, Inc.
               Master Basic Value Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Mercury Basic Value Fund, Inc. and Master Basic Value Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 07/01/04 - 12/31/04

Item 1 - Report to Stockholders


(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Semi-Annual Report
December 31, 2004


Mercury
Basic Value
Fund, Inc.


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) at the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Mercury Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


OFFICERS AND DIRECTORS/TRUSTEES


Terry K. Glenn, President and
  Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick,
  Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice
   President
Robert J. Martorelli, Vice President
   and Co-Portfolio Manager
Kevin M. Rendino, Vice President
  and Co-Portfolio Manager
Donald C. Burke, Vice President and
  Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
888-763-2260


Effective January 1, 2005, Terry K. Glenn, President and
Director/Trustee and M. Colyer Crum, Director/Trustee of
Mercury Basic Value Fund, Inc. and Master Basic Value Trust retired. The Fund's/Trust's Board of Directors/Trustees wishes Mr. Glenn and Professor Crum well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became Executive Vice President and Chief Executive Officer of the Fund and the Trust.



December 31, 2004, Mercury Basic Value Fund, Inc.



DEAR SHAREHOLDER


Performance Overview

For the six-month period ended December 31, 2004, Mercury Basic Value Fund, Inc.'s Class A, Class B, Class C and Class I Shares had total returns of +5.27%, +5.34%, +5.22% and +5.37%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) This compared to a return of +7.19% for the Standard & Poor's 500 (S&P
500) Index, +11.08% for the S&P 500 Barra Value Index and an average return of +8.42% for the Lipper Large Cap Value Funds category for the same period. (Funds in this Lipper category invest in companies considered to be undervalued relative to a major unmanaged stock index.)

Conditions in the second half of 2004 were almost the complete opposite of those that characterized the first half of the year. Many months ago, prior to the war in Iraq, we had positioned the portfolio for an economic recovery, emphasizing those companies with greater sensitivity to changes in the overall economy. This strategy worked well through 2003 and the first half of 2004. Areas we had emphasized - including information technology (IT), consumer discretionary, materials and industrials - all outperformed.

As the reporting period began in July, gross domestic product growth had slowed somewhat - dropping from 4% in the first quarter of 2004 to 3.3% in the second quarter. This, coupled with election uncertainties, terrorism fears (particularly surrounding the Olympics and the national party conventions) and rising interest rates amid subdued inflation and high oil prices, began to weigh heavily on investors' minds. After benefiting from a procyclical bias coming into the six-month period, we began to see the effects of a slowing economy play out on the portfolio.

The IT sector suffered the most over the past six months and, in fact, was the second-worst performing sector among the 10 in the S&P 500 in 2004. In terms of its impact on the Fund, IT imposed the most severe performance penalty, costing 311 basis points (3.11%) in relative return for the six-month period versus the S&P 500 Barra Value Index. IT stocks that detracted the most were 3Com Corp., LSI Logic Corp., Unisys Corp. and Agilent Technologies, Inc. In addition, the portfolio's holdings in the financials sector detracted 62 basis points in relative performance. Financials stocks that disappointed included ACE Ltd. and Aon Corp.

While the portfolio's holdings in healthcare generally performed well, our overweight position in Merck & Co., Inc., albeit small, hampered relative results by 48 basis points as the company encountered trouble with Vioxx, its blockbuster arthritis-pain medication. We immediately liquidated our position in Merck following the drug's recall, although the stock declined 30% in just one day. In consumer staples, our positions in Albertson's, Inc. and Coca-Cola Enterprises Inc. also hurt performance, as both companies suffered earnings disappointments in the second half of 2004.



December 31, 2004, Mercury Basic Value Fund, Inc.



On the positive side, our stock selection in the consumer discretionary sector proved favorable, with companies such as Toys "R" Us, Inc., Foot Locker, Inc. and Liberty Media Corp. offering attractive returns for the period. Similarly, stock selection in industrials also was beneficial, with Norfolk Southern Corp. and General Electric Co. among the top performers.


Portfolio Activity

As mentioned in our last report to shareholders, we expected that 2004 would be a transition year for the market and started making changes to the portfolio that reflected this view. Typically, as the economic cycle progresses, we reach a point where small and mid cap stocks are no longer outperforming large cap stocks, as they often do in the first year of a recovery. Some of the defensive areas of the market also start to outperform as investors begin to shift their focus from smaller cap and higher risk to larger cap and lower risk.

With this view in mind, we began moving upward in market capitalization size, while also decreasing the Fund's beta (a measure of risk) and increasing portfolio diversification. At the same time, we began to trim some of the economically sensitive stocks that performed so well in 2003 and early 2004 in favor of more safe-haven names. This involved reducing our exposure to the IT, industrials and materials sectors while increasing positions in consumer staples and utilities to take advantage of what we expect will be a slower year for the economy.

We maintained our weighting in financials, but have been particular in the types of financial stocks we own. Currently, the portfolio is geared more toward brokers and the financial markets rather than companies whose fortunes rely on the mortgage market. The yield curve is flattening, and we believe this may hurt regional banks whose business depends on interest margin.

We began to take profits in energy, although the portfolio remained overweight in this sector at period-end. For the most part, our thesis on oil has played out, and an industry group that once had no expectations now has high expectations built in. As contrarian investors, we like to sell on lofty expectations and when valuations are becoming less attractive. Although we still expect a period of high oil and natural gas prices, we don't think it makes sense, from a valuation perspective, to overweight the energy sector.

One area that didn't perform as we had expected in 2004, but that could be well-positioned for outperformance in 2005, is media. As economic activity improved, we expected that advertising spending would follow suit. Although this did not happen, we believe media companies could begin to look very attractive as earnings begin to slow in other industries.

Stocks added to the portfolio over the past six months included GlaxoSmithKline Plc in pharmaceuticals and The Southern Co. in utilities. Outside the general theme of reducing the portfolio's procyclical bias, we continued to find value in individual stocks in some of the more economically sensitive areas of the market. To that end, we added Seagate Technology and Electronic Data Systems Corp. in IT.

Individual sales during the period included Kerr-McGee Corp. and Unocal Corp. in oil services, and U.S. Bancorp in financials, all of which performed well. We also sold Merck, for reasons mentioned earlier, and Aon, a leading insurance brokerage that was targeted in the insurance industry investigation this past year.



December 31, 2004, Mercury Basic Value Fund, Inc.



Investment Outlook

At the close of the period, the portfolio was overweight versus the S&P 500 Barra Value Index in consumer staples, information technology, energy, industrials and materials. We had underweights in financials, healthcare, telecommunications services, consumer discretionary and utilities.

On balance, 2004 was a fairly normal year within the context of history and given what we would expect for the second year of an economic recovery. Entering 2005, the main questions will center on the pace of economic growth, the number and magnitude of Fed interest rate hikes, and the direction of energy prices. Working in favor of the market are healthy corporate balance sheets and low absolute levels of interest rates and inflation. These positives are offset by widening budget, trade and current account deficits, along with historically high valuations for U.S. equities. At this point in the cycle, it appears that earnings growth rates have peaked, making it more difficult for U.S. companies to achieve the level of earnings growth they have enjoyed over the past two years. As a result, we would expect larger, blue-chip companies with more stable earnings prospects to outperform small and midsize companies in the new year.

As mentioned, we have started to position the portfolio with this view in mind, although we remain cognizant that 2005 is likely to be a much tougher year for the market. In this environment, we continue to emphasize proper diversification and risk management as we continue our search for undervalued companies that we believe have the potential to offer shareholders significant value over a three-year time horizon.


In Conclusion

We thank you for your investment in Mercury Basic Value Fund, and we look forward to serving your future investment needs.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Chief Investment Officer
Merrill Lynch Investment Managers



(Robert J. Martorelli)
Robert J. Martorelli
Vice President and Co-Portfolio Manager



(Kevin M. Rendino)
Kevin M. Rendino
Vice President and
Co-Portfolio Manager


January 13, 2005



December 31, 2004, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers multiple classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS A SHARES incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.

CLASS C SHARES are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

The performance results depicted on pages 7 and 8 are those of Mercury Basic Value Fund, Inc. and, prior to October 16, 2000, a predecessor Fund investing in the same underlying portfolio and with the same fees as Mercury Basic Value Fund, Inc. Performance results prior to October 16, 2000 reflect the annual operating expenses of the predecessor Fund. If Mercury Basic Value Fund, Inc.'s operating expenses were reflected, the results may have been less than those shown for this time period. Performance results after October 16, 2000 include the actual operating expenses of Mercury Basic Value Fund, Inc. The Fund commenced operations on October 16, 2000.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. Fund Asset Management, L.P. voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.



December 31, 2004, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA (CONTINUED)

RECENT PERFORMANCE RESULTS*
                                                        6-Month           12-Month           10-Year
As of December 31, 2004                               Total Return      Total Return       Total Return
Class A                                                  + 5.27%           + 9.22%           +196.42%

Class B                                                  + 5.34            + 9.50            +183.64

Class C                                                  + 5.22            + 9.20            +180.89

Class I                                                  + 5.37            + 9.50            +204.12

S&P 500 R Index**                                        + 7.19            +10.88            +212.58

S&P 500 Barra Value Index***                             +11.08            +15.70            +217.43

   * Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Cumulative total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date.

  ** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

 *** This unmanaged broad-based Index is a capitalization-weighted index of those stocks in the
     S&P 500 Index that have lower price-to-book ratios.

     S&P 500 is a registered trademark of the McGraw-Hill Companies.


December 31, 2004, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN


                                        Return            Return
                                    Without Sales       With Sales
Class A Shares*                         Charge           Charge**

Period Ended
12/31/04                                + 9.22%          + 3.49%
Five Years Ended
12/31/04                                + 3.60           + 2.49
Ten Years Ended
12/31/04                                +11.48           +10.88

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.


                                        Return            Return
                                       Without             With
Class B Shares*                          CDSC             CDSC**

Period Ended
12/31/04                                + 9.50%          + 5.50%
Five Years Ended
12/31/04                                + 3.48           + 3.13
Ten Years Ended
12/31/04                                +10.99           +10.99

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.


                                        Return            Return
                                       Without             With
Class C Shares*                          CDSC             CDSC**

Period Ended
12/31/04                                + 9.20%          + 8.20%
Five Years Ended
12/31/04                                + 3.29           + 3.29
Ten Years Ended
12/31/04                                +10.88           +10.88

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.


                                        Return            Return
                                    Without Sales       With Sales
Class I Shares*                         Charge           Charge**

Period Ended
12/31/04                                + 9.50%          + 3.75%
Five Years Ended
12/31/04                                + 3.88           + 2.77
Ten Years Ended
12/31/04                                +11.76           +11.16

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



December 31, 2004, Mercury Basic Value Fund, Inc.



PORTFOLIO INFORMATION


AS OF DECEMBER 31, 2004


Ten Largest Common                             Percent of
Stock Holdings                                 Net Assets

Exxon Mobil Corp.                                 5.0%
Wells Fargo & Co.                                 4.2
JPMorgan Chase & Co.                              2.5
Morgan Stanley                                    2.2
Raytheon Co.                                      2.2
Bank of America Corp.                             2.0
Time Warner, Inc.                                 2.0
Viacom, Inc. Class B                              2.0
EI Du Pont de Nemours & Co.                       1.9
American International
Group, Inc.                                       1.8



                                               Percent of
Investment                                       Total
Category                                      Investments

Low Price-to-Book Value                          36.8%
Above-Average Yield                              28.1
Below-Average Price
Earnings/Ratio                                   24.5
Special Situations                                4.1
Other*                                            6.5

* Includes portfolio holdings in short-term investments and options.



December 31, 2004, Mercury Basic Value Fund, Inc.



DISCLOSURE OF EXPENSES


Shareholders of this Fund may incur the following charges:
(a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2004 and held through December 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



December 31, 2004, Mercury Basic Value Fund, Inc.


DISCLOSURE OF EXPENSES (CONCLUDED)

                                                                                          Expenses Paid
                                               Beginning                Ending          During the Period*
                                             Account Value          Account Value        July 1, 2004 to
                                              July 1, 2004        December 31, 2004     December 31, 2004
Actual

Class A                                          $1,000               $1,052.70               $8.54
Class B                                          $1,000               $1,053.40               $8.54
Class C                                          $1,000               $1,052.20               $8.53
Class I                                          $1,000               $1,053.70               $7.25

Hypothetical (5% annual return before expenses)**

Class A                                          $1,000               $1,016.89               $8.39
Class B                                          $1,000               $1,016.89               $8.39
Class C                                          $1,000               $1,016.89               $8.39
Class I                                          $1,000               $1,018.15               $7.12

  * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
    (1.65% for Class A, 1.65% for Class B, 1.65% for Class C and 1.40% for Class I), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.

 ** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


December 31, 2004, Mercury Basic Value Fund, Inc.



STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2004
MERCURY BASIC VALUE FUND, INC.
Assets:

Investment in Master Basic Value Trust (the "Trust"),
   at value (identified cost--$6,419,520)                                                  $    10,144,806
Prepaid expenses                                                                                    34,223
Receivable from administrator                                                                        6,081
                                                                                           ---------------
Total assets                                                                                    10,185,110
                                                                                           ---------------

Liabilities:

Payables:
   Distributor                                                           $         2,117
   Other affiliates                                                                1,756             3,873
                                                                         ---------------
Accrued expenses                                                                                    37,949
                                                                                           ---------------
Total liabilities                                                                                   41,822
                                                                                           ---------------

Net Assets:

Net assets                                                                                 $    10,143,288
                                                                                           ===============

Net Assets Consist of:

Class A Shares of Common Stock, $.10 par value,
   100,000,000 shares authorized                                                           $        18,106
Class B Shares of Common Stock, $.10 par value,
   100,000,000 shares authorized                                                                    45,882
Class C Shares of Common Stock, $.10 par value,
   100,000,000 shares authorized                                                                    20,680
Class I Shares of Common Stock, $.10 par value,
   100,000,000 shares authorized                                                                       696
Paid-in capital in excess of par                                                                 8,976,111
Accumulated distributions in excess of
   investment income                                                     $       (1,606)
Accumulated realized capital losses allocated
   from the Trust--net                                                       (2,641,867)
Unrealized appreciation allocated from
   the Trust--net                                                              3,725,286
                                                                         ---------------
Total accumulated earnings--net                                                                  1,081,813
                                                                                           ---------------
Net assets                                                                                 $    10,143,288
                                                                                           ===============

Net Asset Value:

Class A--Based on net assets of $2,153,314 and
   181,062 shares outstanding                                                              $         11.89
                                                                                           ===============
Class B--Based on net assets of $5,465,934 and
   458,819 shares outstanding                                                              $         11.91
                                                                                           ===============
Class C--Based on net assets of $2,440,793 and
   206,801 shares outstanding                                                              $         11.80
                                                                                           ===============
Class I--Based on net assets of $83,247 and
   6,961 shares outstanding                                                                $         11.96
                                                                                           ===============

See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2004
MERCURY BASIC VALUE FUND, INC.
Investment Income Allocated from the
Trust--Net:

Net investment income allocated from the Trust:
   Dividends (net of $946 foreign withholding tax)                                         $       100,538
   Interest from affiliates                                                                          3,493
   Securities lending                                                                                  208
   Expenses                                                                                       (21,652)
                                                                                           ---------------
Net investment income allocated from the Trust                                                      82,587
                                                                                           ---------------

Expenses:

Printing and shareholder reports                                         $        28,560
Registration fees                                                                 26,184
Administration fees                                                               12,671
Professional fees                                                                 10,555
Account maintenance fees--Class B                                                  6,838
Transfer agent fees--Class B                                                       3,655
Account maintenance fees--Class C                                                  3,012
Account maintenance fees--Class A                                                  2,723
Transfer agent fees--Class C                                                       1,479
Transfer agent fees--Class A                                                       1,220
Directors' fees and expenses                                                          68
Transfer agent fees--Class I                                                          44
Other                                                                              7,131
                                                                         ---------------
Total expenses before waiver and reimbursement
   of expenses                                                                   104,140
Waiver and reimbursement of expenses                                            (42,266)
                                                                         ---------------
Total expenses after waiver and reimbursement
   of expenses                                                                                      61,874
                                                                                           ---------------
Investment income--net                                                                              20,713
                                                                                           ---------------

Realized & Unrealized Gain Allocated
from the Trust--Net:

Realized gain on investments and options written allocated
   from the Trust--net                                                                             282,736
Change in unrealized appreciation/depreciation on
   investments, options written and foreign currency
   transactions allocated from the Trust--net                                                      174,704
                                                                                           ---------------
Total realized and unrealized gain allocated from the
   Trust--net                                                                                      457,440
                                                                                           ---------------
Net Increase in Net Assets Resulting from Operations                                       $       478,153
                                                                                           ===============

See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY BASIC VALUE FUND, INC.

                                                                           For the Six          For the
                                                                           Months Ended        Year Ended
                                                                           December 31,         June 30,
Increase (Decrease) in Net Assets:                                             2004               2004
Operations:

Investment income--net                                                   $        20,713   $        32,914
Realized gain allocated from the Trust--net                                      282,736           412,575
Change in unrealized appreciation/depreciation
   allocated from the Trust--net                                                 174,704         1,957,107
                                                                         ---------------   ---------------
Net increase in net assets resulting from operations                             478,153         2,402,596
                                                                         ---------------   ---------------

Dividends to Shareholders:

Investment income--net:
   Class A                                                                       (4,716)          (11,895)
   Class B                                                                      (11,535)          (27,594)
   Class C                                                                       (5,334)          (12,105)
   Class I                                                                         (284)             (845)
                                                                         ---------------   ---------------
Net decrease in net assets resulting from dividends
   to shareholders                                                              (21,869)          (52,439)
                                                                         ---------------   ---------------

Capital Share Transactions:

Net decrease in net assets derived from capital
   share transactions                                                        (1,225,464)       (2,199,801)
                                                                         ---------------   ---------------

Net Assets:

Total increase (decrease) in net assets                                        (769,180)           150,356
Beginning of period                                                           10,912,468        10,762,112
                                                                         ---------------   ---------------
End of period*                                                           $    10,143,288   $    10,912,468
                                                                         ===============   ===============

* Accumulated distributions in excess of investment
  income--net                                                            $       (1,606)   $         (450)
                                                                         ===============   ===============

See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



FINANCIAL HIGHLIGHTS

MERCURY BASIC VALUE FUND, INC.
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class A

                                                                                                       For the
                                                    For the                                             Period
                                                   Six Months                                          Oct. 16,
                                                     Ended                                            2000++ to
                                                  December 31,     For the Year Ended June 30,         June 30,
Increase (Decrease) in Net Asset Value:               2004        2004         2003         2002         2001
Per Share Operating
Performance:

Net asset value, beginning of period              $    11.32   $     9.19   $     9.37   $    10.37   $    10.00
                                                  ----------   ----------   ----------   ----------   ----------
Investment income--net                                 .02**        .03**        .04**        .01**          .01
Realized and unrealized gain (loss)
   allocated from the Trust--net                         .58         2.15        (.20)        (.99)          .36
                                                  ----------   ----------   ----------   ----------   ----------
Total from investment operations                         .60         2.18        (.16)        (.98)          .37
                                                  ----------   ----------   ----------   ----------   ----------
Less dividends and distributions:
   Investment income--net                              (.03)        (.05)        (.02)        (.02)           --
   Realized gain allocated from
   the Trust--net                                         --           --           --      --+++++           --
                                                  ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                      (.03)        (.05)        (.02)        (.02)           --
                                                  ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                    $    11.89   $    11.32   $     9.19   $     9.37   $    10.37
                                                  ==========   ==========   ==========   ==========   ==========

Total Investment Return:***

Based on net asset value per
   share                                            5.27%+++       23.78%      (1.66%)      (9.48%)     3.70%+++
                                                  ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:

Expenses, net of waiver
   and reimbursement++++                              1.65%*        1.65%        1.65%        1.65%       1.36%*
                                                  ==========   ==========   ==========   ==========   ==========
Expenses++++                                          2.47%*        2.26%        2.28%        2.83%      23.91%*
                                                  ==========   ==========   ==========   ==========   ==========
Investment income--net                                 .42%*         .28%         .44%         .13%        .51%*
                                                  ==========   ==========   ==========   ==========   ==========

Supplemental Data:

Net assets, end of period
   (in thousands)                                 $    2,153   $    2,406   $    2,330   $    2,442   $      323
                                                  ==========   ==========   ==========   ==========   ==========
Portfolio turnover of the Trust                       13.93%       33.32%       31.92%       38.15%       37.53%
                                                  ==========   ==========   ==========   ==========   ==========

     * Annualized.

    ** Based on average shares outstanding.

   *** Total investment returns exclude the effects of sales charges. Fund Asset Management, L.P.
       waived its administration fee. Without such waiver, the Fund's performance would have been lower.

    ++ Commencement of operations.

  ++++ Includes the Fund's share of the Trust's allocated expenses.

   +++ Aggregate total investment return.

 +++++ Amount is less than $(.01) per share.

       See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY BASIC VALUE FUND, INC.
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class B

                                                                                                       For the
                                                    For the                                             Period
                                                   Six Months                                          Oct. 16,
                                                     Ended                                            2000++ to
                                                  December 31,     For the Year Ended June 30,         June 30,
Increase (Decrease) in Net Asset Value:               2004        2004         2003         2002         2001
Per Share Operating
Performance:

Net asset value, beginning of period              $    11.33   $     9.16   $     9.29   $    10.33   $    10.00
                                                  ----------   ----------   ----------   ----------   ----------
Investment income (loss)--net                          .02**        .03**        .04**      (.02)**      --+++++
Realized and unrealized gain (loss)
   allocated from the Trust--net                         .58         2.19        (.15)       (1.01)          .33
                                                  ----------   ----------   ----------   ----------   ----------
Total from investment operations                         .60         2.22        (.11)       (1.03)          .33
                                                  ----------   ----------   ----------   ----------   ----------
Less dividends and distributions:
   Investment income--net                              (.02)        (.05)        (.02)        (.01)           --
   Realized gain allocated from
   the Trust--net                                         --           --           --      --+++++           --
                                                  ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                      (.02)        (.05)        (.02)        (.01)           --
                                                  ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                    $    11.91   $    11.33   $     9.16   $     9.29   $    10.33
                                                  ==========   ==========   ==========   ==========   ==========

Total Investment Return:***

Based on net asset value per
   share                                            5.34%+++       24.25%      (1.15%)      (9.97%)     3.30%+++
                                                  ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:

Expenses, net of waiver
   and reimbursement++++                              1.65%*        1.65%        1.65%        1.99%       1.97%*
                                                  ==========   ==========   ==========   ==========   ==========
Expenses++++                                          2.49%*        2.28%        2.29%        3.23%      22.03%*
                                                  ==========   ==========   ==========   ==========   ==========
Investment income (loss)--net                          .40%*         .28%         .43%       (.24%)      (.18%)*
                                                  ==========   ==========   ==========   ==========   ==========

Supplemental Data:

Net assets, end of period
   (in thousands)                                 $    5,466   $    5,915   $    5,904   $    7,969   $    2,290
                                                  ==========   ==========   ==========   ==========   ==========
Portfolio turnover of the Trust                       13.93%       33.32%       31.92%       38.15%       37.53%
                                                  ==========   ==========   ==========   ==========   ==========

     * Annualized.

    ** Based on average shares outstanding.

   *** Total investment returns exclude the effects of sales charges. Fund Asset Management, L.P.
       waived its administration fee. Without such waiver, the Fund's performance would have been lower.

    ++ Commencement of operations.

  ++++ Includes the Fund's share of the Trust's allocated expenses.

   +++ Aggregate total investment return.

 +++++ Amount is less than $(.01) per share.

       See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY BASIC VALUE FUND, INC.
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class C

                                                                                                       For the
                                                    For the                                             Period
                                                   Six Months                                          Oct. 16,
                                                     Ended                                            2000++ to
                                                  December 31,     For the Year Ended June 30,         June 30,
Increase (Decrease) in Net Asset Value:               2004        2004         2003         2002         2001
Per Share Operating
Performance:

Net asset value, beginning of period              $    11.24   $     9.12   $     9.30   $    10.33   $    10.00
                                                  ----------   ----------   ----------   ----------   ----------
Investment income (loss)--net                          .02**        .03**        .04**      (.01)**      --+++++
Realized and unrealized gain (loss)
   allocated from the Trust--net                         .57         2.14        (.20)       (1.01)          .33
                                                  ----------   ----------   ----------   ----------   ----------
Total from investment operations                         .59         2.17        (.16)       (1.02)          .33
                                                  ----------   ----------   ----------   ----------   ----------
Less dividends and distributions:
   Investment income--net                              (.03)        (.05)        (.02)        (.01)           --
   Realized gain allocated from
   the Trust--net                                         --           --           --      --+++++           --
                                                  ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                      (.03)        (.05)        (.02)        (.01)           --
                                                  ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                    $    11.80   $    11.24   $     9.12   $     9.30   $    10.33
                                                  ==========   ==========   ==========   ==========   ==========

Total Investment Return:***

Based on net asset value per
   share                                            5.22%+++       23.84%      (1.69%)      (9.89%)     3.30%+++
                                                  ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:

Expenses, net of waiver
   and reimbursement++++                              1.65%*        1.65%        1.65%        1.83%       1.81%*
                                                  ==========   ==========   ==========   ==========   ==========
Expenses++++                                          2.48%*        2.27%        2.31%        3.03%      21.97%*
                                                  ==========   ==========   ==========   ==========   ==========
Investment income (loss)--net                          .41%*         .28%         .43%       (.06%)      (.02%)*
                                                  ==========   ==========   ==========   ==========   ==========

Supplemental Data:

Net assets, end of period
   (in thousands)                                 $    2,441   $    2,512   $    2,419   $    3,503   $      838
                                                  ==========   ==========   ==========   ==========   ==========
Portfolio turnover of the Trust                       13.93%       33.32%       31.92%       38.15%       37.53%
                                                  ==========   ==========   ==========   ==========   ==========

     * Annualized.

    ** Based on average shares outstanding.

   *** Total investment returns exclude the effects of sales charges. Fund Asset Management, L.P.
       waived its administration fee. Without such waiver, the Fund's performance would have been lower.

    ++ Commencement of operations.

  ++++ Includes the Fund's share of the Trust's allocated expenses.

   +++ Aggregate total investment return.

 +++++ Amount is less than $(.01) per share.

       See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY BASIC VALUE FUND, INC.
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class I

                                                                                                       For the
                                                    For the                                             Period
                                                   Six Months                                          Oct. 16,
                                                     Ended                                            2000++ to
                                                  December 31,     For the Year Ended June 30,         June 30,
Increase (Decrease) in Net Asset Value:               2004        2004         2003         2002         2001
Per Share Operating
Performance:

Net asset value, beginning of period              $    11.39   $     9.24   $     9.41   $    10.39   $    10.00
                                                  ----------   ----------   ----------   ----------   ----------
Investment income--net                                 .04**        .06**        .06**        .04**          .04
Realized and unrealized gain (loss)
   allocated from the Trust--net                         .57         2.16        (.20)       (1.00)          .35
                                                  ----------   ----------   ----------   ----------   ----------
Total from investment operations                         .61         2.22        (.14)        (.96)          .39
                                                  ----------   ----------   ----------   ----------   ----------
Less dividends and distributions:
   Investment income--net                              (.04)        (.07)        (.03)        (.02)           --
   Realized gain allocated from
   the Trust--net                                         --           --           --      --+++++           --
                                                  ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                      (.04)        (.07)        (.03)        (.02)           --
                                                  ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                    $    11.96   $    11.39   $     9.24   $     9.41   $    10.39
                                                  ==========   ==========   ==========   ==========   ==========

Total Investment Return:***

Based on net asset value per
   share                                            5.37%+++       24.16%      (1.42%)      (9.22%)     3.90%+++
                                                  ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:

Expenses, net of waiver
   and reimbursement++++                              1.40%*        1.40%        1.40%        1.40%       1.19%*
                                                  ==========   ==========   ==========   ==========   ==========
Expenses++++                                          2.22%*        1.99%        2.08%        2.65%      26.47%*
                                                  ==========   ==========   ==========   ==========   ==========
Investment income--net                                 .66%*         .54%         .67%         .37%        .79%*
                                                  ==========   ==========   ==========   ==========   ==========

Supplemental Data:

Net assets, end of period
   (in thousands)                                 $       83   $       79    $     109   $      189   $       42
                                                  ==========   ==========   ==========   ==========   ==========
Portfolio turnover of the Trust                       13.93%       33.32%       31.92%       38.15%       37.53%
                                                  ==========   ==========   ==========   ==========   ==========

     * Annualized.

    ** Based on average shares outstanding.

   *** Total investment returns exclude the effects of sales charges. Fund Asset Management, L.P.
       waived its administration fee. Without such waiver, the Fund's performance would have been lower.

    ++ Commencement of operations.

  ++++ Includes the Fund's share of the Trust's allocated expenses.

   +++ Aggregate total investment return.

 +++++ Amount is less than $(.01) per share.

       See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MERCURY BASIC VALUE FUND, INC.

1. Significant Accounting Policies:
Mercury Basic Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at December 31, 2004 was 0.1%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.



December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.40%. This arrangement has a one-year term and is renewable. For the six months ended December 31, 2004, FAM earned fees of $12,671, all of which was waived. In addition, FAM reimbursed the Fund $29,595 in additional expenses.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                 Account              Distribution
                             Maintenance Fee              Fee

Class A                            .25%                    --
Class B                            .25%                   .75%
Class C                            .25%                   .75%



December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. For the six months ended December 31, 2004, the Fund did not accrue Class B and Class C distribution fees because of regulatory fee limits.

For the year ended June 30, 2004, Merrill Lynch, Pierce, Fenner &
Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., received contingent deferred sales charges of $4,483 relating to transactions in Class B Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $1,225,464 and $2,199,801 for the six months ended December 31, 2004 and for the year ended June 30, 2004, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months
Ended December 31, 2004                   Shares      Dollar Amount

Shares sold                                4,473     $       50,486
Automatic conversion of shares               214              2,322
Shares issued to shareholders in
reinvestment of dividends                    402              4,706
                                    ------------     --------------
Total issued                               5,089             57,514
Shares redeemed                         (36,490)          (402,581)
                                    ------------     --------------
Net decrease                            (31,401)     $    (345,067)
                                    ============     ==============


Class A Shares for the Year
Ended June 30, 2004                       Shares      Dollar Amount

Shares sold                               34,717     $      373,735
Shares issued to shareholders in
reinvestment of dividends                  1,165             11,656
                                    ------------     --------------
Total issued                              35,882            385,391
Shares redeemed                         (77,135)          (822,237)
                                    ------------     --------------
Net decrease                            (41,253)     $    (436,846)
                                    ============     ==============



December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)



Class B Shares for the Six Months
Ended December 31, 2004                   Shares      Dollar Amount

Shares issued to shareholders in
reinvestment of dividends                    877     $       10,279
                                    ------------     --------------
Automatic conversion of shares             (213)            (2,322)
Shares redeemed                         (63,812)          (704,699)
                                    ------------     --------------
Total redeemed                          (64,025)          (707,021)
                                    ------------     --------------
Net decrease                            (63,148)     $    (696,742)
                                    ============     ==============


Class B Shares for the Year
Ended June 30, 2004                       Shares      Dollar Amount

Shares sold                                  365     $        3,610
Shares issued to shareholders in
reinvestment of dividends                  2,467             24,709
                                    ------------     --------------
Total issued                               2,832             28,319
Shares redeemed                        (125,218)        (1,295,662)
                                    ------------     --------------
Net decrease                           (122,386)     $  (1,267,343)
                                    ============     ==============


Class C Shares for the Six Months
Ended December 31, 2004                   Shares      Dollar Amount

Shares sold                                  456     $        5,004
Shares issued to shareholders in
reinvestment of dividends                    440              5,105
                                    ------------     --------------
Total issued                                 896             10,109
Shares redeemed                         (17,679)          (194,047)
                                    ------------     --------------
Net decrease                            (16,783)     $    (183,938)
                                    ============     ==============


Class C Shares for the Year
Ended June 30, 2004                       Shares      Dollar Amount

Shares issued to shareholders in
reinvestment of dividends                  1,164     $       11,571
Shares redeemed                         (42,876)          (453,850)
                                    ------------     --------------
Net decrease                            (41,712)     $    (442,279)
                                    ============     ==============



December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


Class I Shares for the Six Months
Ended December 31, 2004                   Shares      Dollar Amount

Shares issued to shareholders in
reinvestment of dividends                     24     $          283
Shares redeemed                               --                 --
                                    ------------     --------------
Net increase                                  24     $          283
                                    ============     ==============



Class I Shares for the Year
Ended June 30, 2004                       Shares      Dollar Amount

Shares issued to shareholders in
reinvestment of dividends                     84     $          846
Shares redeemed                          (4,923)           (54,179)
                                    ------------     --------------
Net decrease                             (4,839)     $     (53,333)
                                    ============     ==============



4. Capital Loss Carryforward:
On June 30, 2004, the Fund had a net capital loss carryforward of $ 2,677,729, of which $708,663 expires in 2010 and $1,969,066 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.



December 31, 2004, Mercury Basic Value Fund, Inc.



SCHEDULE OF INVESTMENTS

MASTER BASIC VALUE TRUST

                                                                                     In U.S. Dollars

                          Shares                                                                Percent of
Industry+++                Held              Common Stocks                          Value       Net Assets
Above-Average Yield

Metals & Mining         4,525,800    Alcoa, Inc.                               $    142,200,636       1.6%

Diversified             2,627,100    BCE, Inc.                                       63,391,923       0.7
Telecommunication
Services

Capital Markets         3,900,000    The Bank of New York Co.,
                                     Inc. (d)                                       130,338,000       1.4

Food Products           1,973,100    ConAgra Foods, Inc. (d)                         58,107,795       0.7

Chemicals               3,366,100    EI Du Pont de Nemours & Co.                    165,107,205       1.9

Oil & Gas               8,716,000    Exxon Mobil Corp.                              446,782,160       5.0

Industrial              4,144,300    General Electric Co.                           151,266,950       1.7
Conglomerates

Food Products           1,939,600    General Mills, Inc.                             96,417,516       1.1

Personal Products       2,539,900    The Gillette Co.                               113,736,722       1.3

Pharmaceuticals         2,095,200    GlaxoSmithKline Plc (a)                         99,291,528       1.1

Aerospace &             3,469,400    Honeywell International, Inc.                  122,851,454       1.4
Defense

Diversified             5,661,792    JPMorgan Chase & Co.                           220,866,506       2.5
Financial Services

Capital Markets         2,309,700    Mellon Financial Corp.                          71,854,767       0.8

Multi-Utilities &       1,375,200    Public Service Enterprise
Unregulated Power                    Group, Inc.                                     71,194,104       0.8

Oil & Gas               1,551,800    Royal Dutch Petroleum Co.                       89,042,284       1.0

Diversified             5,029,700    SBC Communications, Inc.                       129,615,369       1.5
Telecommunication
Services

Food Products           3,350,100    Sara Lee Corp.                                  80,871,414       0.9

Electric Utilities      1,871,500    The Southern Co.                                62,732,680       0.7

Diversified             2,957,100    Verizon Communications, Inc.                   119,792,121       1.3
Telecommunication
Services

Commercial Banks        2,247,300    Wachovia Corp.                                 118,207,980       1.3
                                                                               ----------------    ------
                                                                                  2,553,669,114      28.7

Below-Average Price/Earnings Ratio

Insurance               1,173,500    ACE Ltd.                                        50,167,125       0.6

Insurance               1,802,900    The Allstate Corp.                              93,245,988       1.0

Insurance               2,492,700    American International Group, Inc.             163,695,609       1.8



December 31, 2004, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                     In U.S. Dollars

                          Shares                                                                Percent of
Industry+++                Held              Common Stocks                          Value       Net Assets
Below-Average Price/Earnings Ratio (concluded)

Health Care               866,900    AmerisourceBergen Corp.                   $     50,869,692       0.6%
Providers &
Services

Commercial Banks        3,789,600    Bank of America Corp.                          178,073,304       2.0

Health Care             3,085,700    Baxter International, Inc.                     106,580,078       1.2
Equipment &
Supplies

Diversified             5,988,100    Citigroup, Inc.                                288,506,658       3.2
Financial Services

Beverages               3,771,300    Coca-Cola Enterprises, Inc.                     78,631,605       0.9

Automobiles             2,844,700    Ford Motor Co. (d)                              41,646,408       0.5

Capital Markets           830,400    Goldman Sachs Group, Inc. (d)                   86,394,816       1.0

Computers &             7,266,300    Hewlett-Packard Co.                            152,374,311       1.7
Peripherals

Household               4,425,300    Koninklijke Philips Electronics NV             117,270,450       1.3
Durables

Food Products           3,298,900    Kraft Foods, Inc.                              117,473,829       1.3

Hotels,                 3,147,600    McDonald's Corp.                               100,912,056       1.1
Restaurants &
Leisure

Capital Markets         3,474,700    Morgan Stanley                                 192,915,344       2.2

Pharmaceuticals         5,330,400    Schering-Plough Corp.                          111,298,752       1.3

Electrical              1,128,600  ++Thomas & Betts Corp.                            34,704,450       0.4
Equipment

Energy                    703,200  ++Transocean, Inc. (d)                            29,808,648       0.3
Equipment &
Services

Food Products           1,672,400    Unilever NV (d)                                111,565,804       1.3

IT Services            12,354,200  ++Unisys Corp.                                   125,765,756       1.4
                                                                               ----------------    ------
                                                                                  2,231,900,683      25.1


Low Price-to-Book Value

Communications         11,904,900  ++3Com Corp.                                      49,643,433       0.6
Equipment

Semiconductors &        5,846,600  ++Advanced Micro Devices, Inc. (d)               128,742,132       1.4
Semiconductor
Equipment

Electronic              3,125,500  ++Agilent Technologies, Inc.                      75,324,550       0.8
Equipment &
Instruments



December 31, 2004, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                     In U.S. Dollars

                          Shares                                                                Percent of
Industry+++                Held              Common Stocks                          Value       Net Assets
Low Price-to-Book Value (continued)

Food & Staples          3,267,200    Albertson's, Inc.                         $     78,020,736       0.9%
Retailing

Oil & Gas               1,435,100    Anadarko Petroleum Corp.                        93,008,831       1.0

Aerospace &               715,400    Boeing Co.                                      37,036,258       0.4
Defense

Media                   4,799,800  ++Comcast Corp. Special Class A                  157,625,442       1.8

Machinery               1,625,900    Deere & Co.                                    120,966,960       1.4

Energy                  3,059,800    Diamond Offshore Drilling                      122,544,990       1.4
Equipment &
Services

IT Services             1,973,900    Electronic Data Systems Corp.                   45,597,090       0.5

Energy                  4,565,200    GlobalSantaFe Corp.                            151,153,772       1.7
Equipment &
Services

Energy                  2,129,200    Halliburton Co.                                 83,549,808       0.9
Equipment &
Services

Insurance               1,348,100    Hartford Financial Services
                                     Group, Inc.                                     93,436,811       1.1

Paper & Forest          3,587,600    International Paper Co. (d)                    150,679,200       1.7
Products

Household               2,418,600    Kimberly-Clark Corp. (d)                       159,168,066       1.8
Products

Semiconductors &       17,413,515  ++LSI Logic Corp.                                 95,426,062       1.1
Semiconductor
Equipment

Media                  12,135,700  ++Liberty Media Corp. Class A                    133,249,986       1.5

Communications         17,278,000  ++Lucent Technologies, Inc. (d)                   64,965,280       0.7
Equipment

Semiconductors &        5,959,700  ++Micron Technology, Inc. (d)                     73,602,295       0.8
Semiconductor
Equipment

Communications          3,335,700    Motorola, Inc.                                  57,374,040       0.6
Equipment

Aerospace &             5,078,700    Raytheon Co.                                   197,205,921       2.2
Defense

Insurance               4,025,814    The St. Paul Travelers Cos.,
                                     Inc. (d)                                       149,236,925       1.7

Computers &            17,000,000  ++Sun Microsystems, Inc.                          91,460,000       1.0
Peripherals



December 31, 2004, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                     In U.S. Dollars

                          Shares                                                                Percent of
Industry+++                Held              Common Stocks                          Value       Net Assets
Low Price-to-Book Value (concluded)

Media                   8,978,400  ++Time Warner, Inc.                         $    174,540,096       2.0%

Media                   4,881,500    Viacom, Inc. Class B                           177,637,785       2.0

Media                   4,092,200    Walt Disney Co.                                113,763,160       1.3

Commercial Banks        6,000,000    Wells Fargo & Co. (d)                          372,900,000       4.2

Paper & Forest          1,493,200    Weyerhaeuser Co.                               100,372,904       1.1
Products
                                                                               ----------------    ------
                                                                                  3,348,232,533      37.6


Special Situations

Pharmaceuticals         1,384,100    Abbott Laboratories                             64,568,265       0.7

Software                1,362,100    Computer Associates
                                     International, Inc.                             42,306,826       0.5

Computers &             1,495,600    International Business
Peripherals                          Machines Corp.                                 147,436,248       1.7

Communications          3,019,200    Nokia OYJ (a)(d)                                47,310,864       0.5
Equipment

Computers &             4,000,000    ++Seagate Technology                            69,080,000       0.8
Peripherals
                                                                               ----------------    ------
                                                                                    370,702,203       4.2

                                     Total Common Stocks
                                     (Cost--$5,769,115,117)                       8,504,504,533      95.6


                                     Warrants (e)
Low Price-to-Book Value

Communications            200,663    Lucent Technologies, Inc.                          315,041       0.0
Equipment

                                     Total Warrants
                                     (Cost--$333,101)                                   315,041       0.0



                       Beneficial
                         Interest    Short-Term Securities
                    $ 395,477,759    Merrill Lynch Liquidity Series,
                                     LLC Cash Sweep Series I (b)                    395,477,759       4.4

                      200,344,550    Merrill Lynch Liquidity Series,
                                     LLC Money Market Series (b)(c)                 200,344,550       2.3

                                     Total Short-Term Securities
                                     (Cost--$595,822,309)                           595,822,309       6.7


December 31, 2004, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                     In U.S. Dollars

                        Number of                                                               Percent of
                        Contracts                Issue                              Value       Net Assets
Options

Put Options                38,000    Advanced Micro Devices, Inc.,
Purchased                            expiring April 2005 at USD 20,
                                     Broker Deutsche Bank AG                     $    5,130,000       0.1%
                            7,500    Advanced Micro Devices, Inc.,
                                     expiring April 2005 at USD 20,
                                     Broker Goldman Sachs                             1,012,500       0.0
                           12,500    Advanced Micro Devices, Inc.,
                                     expiring April 2005 at USD 20,
                                     Broker Morgan Stanley                            1,687,500       0.0
                           12,000    Exxon Mobil Corp., expiring
                                     January 2005 at USD 42.5,
                                     Broker Deutsche Bank AG                             60,000       0.0
                           15,000    Wells Fargo & Co., expiring
                                     January 2005 at USD 57.5,
                                     Broker UBS Warburg                                  54,000       0.0
                                                                               ----------------    ------
                                     Total Options Purchased
                                     (Premium Paid--$12,978,425)                      7,944,000       0.1

                                     Total Investments
                                     (Cost--$6,378,248,952)                       9,108,585,883     102.4


Call Options               38,000    Advanced Micro Devices, Inc.,
Written                              expiring July 2005 at USD 30,
                                     Broker Deutsche Bank AG                        (3,800,000)      (0.0)
                            7,500    Advanced Micro Devices, Inc.,
                                     expiring July 2005 at USD 30,
                                     Broker Goldman Sachs                             (750,000)      (0.0)
                           12,500    Advanced Micro Devices, Inc.,
                                     expiring July 2005 at USD 30,
                                     Broker Morgan Stanley                          (1,250,000)      (0.0)
                           12,000    Exxon Mobil Corp., expiring
                                     January 2005 at USD 47.5,
                                     Broker Deutsche Bank AG                        (4,560,000)      (0.1)
                           12,940    Walt Disney Co, expiring
                                     January 2005 at USD 30,
                                     Broker UBS Warburg                                (64,700)      (0.0)
                           15,000    Wells Fargo & Co., expiring
                                     January 2005 at USD 60,
                                     Broker UBS Warburg                             (3,900,000)      (0.1)
                                                                               ----------------    -------
                                     Total Options Written
                                     (Premiums Received--
                                     $13,074,696)                                  (14,324,700)      (0.2)


December 31, 2004, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                     In U.S. Dollars

                                                                                                Percent of
                                                                                    Value       Net Assets
                                     Total Investments,
                                     Net of Options Written
                                     (Cost--$6,365,174,256*)                     $9,094,261,183     102.2%
                                     Liabilities in Excess of
                                     Other Assets                                 (192,720,197)      (2.2)
                                                                               ----------------    -------
                                     Net Assets                                $  8,901,540,986     100.0%
                                                                               ================    =======

 ++ Non-income producing security.

+++ For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  * The cost and unrealized appreciation/depreciation of investments, net of options written, as of
    December 31, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                     $  6,446,481,694
                                                       ================
    Gross unrealized appreciation                      $  2,791,587,987
    Gross unrealized depreciation                         (143,808,498)
                                                       ----------------
    Net unrealized appreciation                        $  2,647,779,489
                                                       ================

(a) Depositary Receipts.

(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                             Interest/
                                                Net           Dividend
    Affiliate                                 Activity         Income

    Merrill Lynch Liquidity Series,
    LLC Cash Sweep Series I                 $ 33,746,183     $3,511,565
    Merrill Lynch Liquidity Series,
    Money Market Series                    $(61,225,322)     $  608,399


(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or a portion of security, is on loan.

(e) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

    See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2004
MASTER BASIC VALUE TRUST
Assets

Investments in unaffiliated securities, at value
   (including securities loaned of $199,406,258)
   (identified cost--$5,769,448,218)                                                       $ 8,504,819,574
Investments in affiliated securities, at value
   (identified cost--$595,822,309)                                                             595,822,309
Options purchased, at value
   (premiums paid--$12,978,425)                                                                  7,944,000
Cash                                                                                                90,497
Receivables:
   Securities sold                                                         $    12,512,132
   Dividends                                                                    12,415,377
   Contributions                                                                10,773,645
   Interest from affiliates                                                        699,288
   Securities lending                                                               20,392      36,420,834
                                                                           ---------------
Prepaid expenses and all other expenses                                                             20,751
                                                                                           ---------------
Total assets                                                                                 9,145,117,965
                                                                                           ---------------

Liabilities

Collateral on securities loaned, at value                                                      200,344,550
Options written, at value
   (premiums received--$13,074,696)                                                             14,324,700
Payables:
   Withdrawals                                                                  14,567,586
   Securities purchased                                                         10,499,732
   Investment adviser                                                            3,409,141
   Other affiliates                                                                 43,470      28,519,929
                                                                           ---------------
Accrued expenses and other liabilities                                                             387,800
                                                                                           ---------------
Total liabilities                                                                              243,576,979
                                                                                           ---------------

Net Assets

Net assets                                                                                 $ 8,901,540,986
                                                                                           ===============

Net Assets Consist of

Investors' capital                                                                         $ 6,172,454,059
Unrealized appreciation--net                                                                 2,729,086,927
                                                                                           ---------------
Net Assets                                                                                 $ 8,901,540,986
                                                                                           ===============

See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2004
MASTER BASIC VALUE TRUST
Investment Income

Dividends (net of $791,091 foreign withholding tax)                                        $    84,645,396
Interest from affiliates                                                                         2,991,517
Securities lending                                                                                 177,593
                                                                                           ---------------
Total income                                                                                    87,814,506
                                                                                           ---------------

Expenses

Investment advisory fees                                                   $    17,260,906
Accounting services                                                                623,694
Custodian fees                                                                     172,587
Professional fees                                                                   86,543
Pricing fees                                                                        27,732
Trustees' fees and expenses                                                         26,804
Printing and shareholder reports                                                     8,750
Other                                                                               81,901
                                                                           ---------------
Total expenses                                                                                  18,288,917
                                                                                           ---------------
Investment income--net                                                                          69,525,589
                                                                                           ---------------

Realized & Unrealized Gain--Net

Realized gain on:
   Investments--net                                                            235,057,837
   Options written--net                                                          1,626,992     236,684,829
                                                                           ---------------
Change in unrealized appreciation/depreciation on:
   Investments--net                                                            192,283,506
   Options written--net                                                        (3,461,153)
   Foreign currency transactions--net                                              (7,902)     188,814,451
                                                                           --------------- ---------------
Total realized and unrealized gain--net                                                        425,499,280
                                                                                           ---------------
Net Increase in Net Assets Resulting from Operations                                       $   495,024,869
                                                                                           ===============

See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



STATEMENTS OF CHANGES
IN NET ASSETS

MASTER BASIC VALUE TRUST
                                                                            For the Six         For the
                                                                            Months Ended       Year Ended
                                                                            December 31,        June 30,
Increase (Decrease)in Net Assets:                                               2004              2004
Operations

Investment income--net                                                     $    69,525,589 $   124,808,940
Realized gain--net                                                             236,684,829     274,834,486
Change in unrealized appreciation/depreciation--net                            188,814,451   1,439,863,697
                                                                           --------------- ---------------
Net increase in net assets resulting from operations                           495,024,869   1,839,507,123
                                                                           --------------- ---------------

Capital Transactions

Proceeds from contributions                                                    995,529,834   1,290,226,187
Fair value of withdrawals                                                  (1,336,253,848) (1,770,988,202)
                                                                           --------------- ---------------
Net decrease in net assets derived from
   capital transactions                                                      (340,724,014)   (480,762,015)
                                                                           --------------- ---------------

Net Assets

Total increase in net assets                                                   154,300,855   1,358,745,108
Beginning of period                                                          8,747,240,131   7,388,495,023
                                                                           --------------- ---------------
End of period                                                              $ 8,901,540,986 $ 8,747,240,131
                                                                           =============== ===============

See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



FINANCIAL HIGHLIGHTS


MASTER BASIC VALUE TRUST

The following ratios have been derived from information provided in the financial statements.

                                                                                                     For the
                                                    For the                                           Period
                                                   Six Months                                        Oct. 13,
                                                     Ended                                          2000++ to
                                                  December 31,      For the Year Ended June 30,      June 30,
                                                      2004         2004         2003       2002        2001
Total Investment Return**

Total investment return                             5.93%+++       25.38%       (.09%)      (9.93%)           --
                                                  ==========   ==========   ==========   ==========   ==========

Ratios to Average
Net Assets

Expenses                                               .43%*         .43%         .43%         .42%        .42%*
                                                  ==========   ==========   ==========   ==========   ==========
Investment income--net                                1.63%*        1.50%        1.66%        1.33%       1.57%*
                                                  ==========   ==========   ==========   ==========   ==========

Supplemental Data

Net assets, end of period
   (in thousands)                                 $8,901,541   $8,747,240   $7,388,495   $8,307,176   $9,409,683
                                                  ==========   ==========   ==========   ==========   ==========
Portfolio turnover                                    13.93%       33.32%       31.92%       38.15%       37.53%
                                                  ==========   ==========   ==========   ==========   ==========

  * Annualized.

 ** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
 ++ Commencement of operations.

+++ Aggregate total investment return.

    See Notes to Financial Statements.


December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MASTER BASIC VALUE TRUST


1. Significant Accounting Policies:
Master Basic Value Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Equity securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.



December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Trust may purchase and write covered call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).



December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust.
For such services, the Trust pays a monthly fee upon the average daily value of the Trust's net assets at the following annual rates:
..60% of the Trust's average net assets not exceeding $100 million; ..50% of average daily net assets in excess of $100 million but not exceeding $200 million; and .40% of average daily net assets in excess of $200 million.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of December 31, 2004, the Trust lent securities with a value of $18,278,568 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended December 31, 2004, MLIM, LLC received $80,221 in securities lending agent fees.

In addition, MLPF&S received $329,625 in commissions on the execution of portfolio security transactions for the Trust for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Trust reimbursed FAM $87,965 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



December 31, 2004, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2004 were $1,141,003,968 and $1,697,870,036, respectively.

Transactions in put options written for the six months ended
December 31, 2004 were as follows:


                                           Number of           Premiums
                                           Contracts           Received

Outstanding call options written,
beginning of period                           18,940    $     3,342,849
Options written                              100,000         12,198,838
Options closed                              (15,000)        (1,285,019)
Options expired                              (6,000)        (1,181,972)
                                      --------------    ---------------
Outstanding call options written,
end of period                                 97,940    $    13,074,696
                                      ==============    ===============


4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .07% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Trust's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Trust did not borrow under the credit agreement during the six months ended December 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


December 31, 2004, Mercury Basic Value Fund, Inc.


AVAILABILITY OF QUARTERLY
SCHEDULE OF INVESTMENTS


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


December 31, 2004, Mercury Basic Value Fund, Inc.


Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment
Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Mercury Basic Value Fund, Inc. and Master Basic Value Trust


By:    _/s/ Robert C. Doll, Jr._______
       Robert C. Doll, Jr.,
       President of
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President of
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: February 24, 2005


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Mercury Basic Value Fund, Inc. and Master Basic Value Trust


Date: February 24, 2005